Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2016	December 31, 2015
Accrued payroll	$1,182	$1,162
Accrued interest	8,465	8,059
Accrued expenses	4,981	4,793

Total	$14,628	$14,014